Presentation and Preparation of the Consolidated Financial Statements and Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Schedule of Exchange Rate of Currencies

The following table reflects the exchange rates of the currencies used by the Group compared to the USD during the twelve months ended December 31, 2023 and 2022:

	Average rate		Year-end spot rate
	2023	2022	Dec 31, 2023	Dec 31, 2022
Argentina (ARS/USD)	633.6	132.1	808.5	176.7
Brazil (BRL/USD)	4.9	5.2	4.9	5.3
Chile (CLP/USD)	875.8	872.3	879.0	851.1
Colombia (COP/USD)	3,939.9	4,273.1	3,854.9	4,852.5
Costa Rica (CRC/USD)	526.7	642.7	523.0	593.2
Dominican Republic (DOP/USD)	57.4	55.0	58.1	56.2
Ecuador (USD/USD)	1.0	1.0	1.0	1.0
Egypt (EGP/USD)	30.9	19.3	30.9	24.7
Guatemala (GTQ/USD)	7.8	7.8	7.8	7.8
India (IRN/USD)	83.2	78.8	83.2	82.7
Indonesia (IDR/USD)	15,494.5	14,880.2	15,397.0	15,568.0
Israel (NIS/USD)	3.7	3.4	3.6	3.5
Malaysia (MYR/USD)	4.7	4.5	4.6	4.4
Malta (EUR/USD)	1.1	0.9	1.1	0.9
Mexico (MXN/USD)	17.2	20.1	17.0	19.5
Morocco (MAD/USD)	10.0	10.2	9.9	10.4
Nigeria (NGN/USD)	844.4	427.2	911.7	460.8
Panama (USD/USD)	1.0	1.0	1.0	1.0
Paraguay (PYG/USD)	7,339.6	7,007.8	7,275.0	7,247.8
Peru (PEN/USD)	3.7	3.8	3.7	3.8
Singapore (SGD/USD)	1.3	1.4	1.3	1.3
South Africa (ZAR/USD)	18.6	16.4	18.4	17.0
Uruguay (UYU/USD)	39.2	41.1	38.9	39.9

Summary of Depreciation Is Calculated on a Straight-Line Basis Over the Estimated Useful Lives

Computer Equipment	3 years

Building Improvements	10 years

An item of property, plant and equipment is derecognized upon disposition or when future economic benefits are expected from its use or disposal
Summary of the Warrants Granted

Set out below is a summary of the warrants granted:

	2023		2022
	Average		Average
	exercise price		exercise price
	per share		per share
	warrant	Number of	warrant	Number of
	(U.S. Dollars)	warrants	(U.S. Dollars)	warrants
As of January 1	0.57	15,213,587	0.57	15,213,587
Exercised during the year	0.57	(6,541,087)	—	—
As of December 31	0.57	8,672,500	0.57	15,213,587
Vested and exercisable at December 31	0.57	8,672,500	0.57	15,213,587